Taxes to Recover	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Taxes to Recover
7.	Taxes to Recover

a. Recoverable Taxes

Recoverable taxes are substantially represented by credits of Tax on Goods and Services (“ICMS”, the Brazilian VAT), Contribution for Social Security Financing (“COFINS”) and Social Integration Program (“PIS”).

	12/31/2018	12/31/2017
ICMS (a.1)	710,669	580,630
Provision for ICMS losses	(99,187)	(72,076)
PIS and COFINS (a.2)	720,731	348,333
Value-Added Tax (IVA) of foreign subsidiaries	31,678	27,180
Others	22,988	15,587

Total	1,386,879	899,654

Current	639,699	664,954
Non-current	747,180	234,700

The provision for ICMS losses relates to tax credits that the subsidiaries estimate will not utilize or offset in the future, and its movements are as follows:

Balance as of December 31, 2015	64,891
Additions, write-offs and reversals, net	3,792

Balance as of December 31, 2016	68,683
Additions, write-offs and reversals, net	3,393

Balance as of December 31, 2017	72,076
Additions, write-offs and reversals, net	27,111

Balance as of December 31, 2018	99,187

a.1 The ICMS is substantially related to the following subsidiaries and operations:

(i)

The subsidiary Oxiteno Nordeste S.A. Indústria e Comércio (“Oxiteno Nordeste”) predominantly carries out export operations, interstate outflow or deferred ICMS of products purchased within the State of Bahia;

(ii)

The subsidiary IPP has credits arising from interstate outflows of oil-related products, whose ICMS was prepaid by the supplier (Petrobras), and credits arising from the difference between transactions of inflows and outflows of products subject to ICMS taxation (mainly ethanol);

(iii)

The subsidiary Extrafarma has credits of ICMS and ICMS-ST (tax substitution) advances on the inflow and outflow of operations carried out by its distribution centers, mostly in the North and Northeast.

Management estimates the realization of these credits within up to 10 years.

a.2 Refers, mainly, to the PIS and COFINS credits recorded under Laws 10,637/2002 and 10,833/2003 by the subsidiaries IPP and Cia. Ultragaz, whose consumption will occur through the offset of debts administered by the Brazilian Federal Revenue Service (“RFB”) in an estimated term of 2 years by management. As of December 31, 2018 the subsidiary Oxiteno S.A. recognized credits resulted from a final favorable decision to the exclusion of ICMS from the calculation basis of PIS and COFINS (see Note 21.a.1.2), as well as from reimbursement the amounts unduly paid as PIS half-yearly . As of December 31, 2018, the subsidiaries Oxiteno S.A., Oxiteno Nordeste, Oleoquímica Indústria e Comércio de Produtos Químicos Ltda. (“Oleoquímica”) and Empresa Carioca de Produtos Químicos S.A. (“EMCA”) recognized credits resulted from a final favorable decision to the exclusion of ICMS from the calculation basis of PIS and COFINS-import. The credits of Oxiteno S.A. will be realized through a corporate restructuring with Oxiteno Nordeste. For these cases, management estimates the realization of these credits within up to 5 years.

b. Recoverable Income Tax and Social Contribution Taxes

Represented by recoverable IRPJ and CSLL.

	12/31/2018	12/31/2017
IRPJ and CSLL	362,784	295,172

Total	362,784	295,172

Current	257,182	216,630
Non-current	105,602	78,542

Relates to IRPJ and CSLL to be recovered by the Company and its subsidiaries arising from the tax advances of previous years, with management estimating the realization of these credits within up to 5 years for the subsidiaries Oxiteno S.A. and Oxiteno Nordeste and up to 2 years for the others.